NOTES PAYABLE AND LINE OF CREDIT (Details Narratives) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Notes Payable And Line Of Credit Details Narratives
Principal Amount Repay on Related-Party Convertible Notes	$ 45,000
Unsecured line of credit		$ 0